TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
TRANSACTIONS WITH RELATED PARTIES

On June 13, 2011, the Company sold its 100% interest in the Rainbow Canyon property to Acrex Ventures Ltd. (“Acrex”), for $125,000 and a 3% NSR royalty, which may be bought down to a 1% NSR royalty for $1 million. At the date of the transaction, Acrex was related to the Company by way of a common director.